Employee benefits - Change in fair value of plan assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [abstract]
Fair value of plan assets at January 1	SFr (2,092,434)
Interest income	(12,994)	SFr (14,922)	SFr (14,873)
Return on plan assets excluding interest income	332,759	23,835	(46,164)
Administration expense	(17,422)	(8,710)	(5,866)
Fair value of plan assets at December 31	(1,962,970)	(2,092,434)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [abstract]
Fair value of plan assets at January 1	5,030,407	3,851,943
Interest income	37,500	47,994
Return on plan assets excluding interest income	332,759	23,835
Employer contributions	236,074	220,306
Plan participants' contributions	236,074	218,275
Transfer-out amounts	(440,950)	(1,276,315)
Transfer-in amounts of new employees	622,205	1,953,079
Administration expense	(17,422)	(8,710)
Fair value of plan assets at December 31	SFr 6,036,647	SFr 5,030,407	SFr 3,851,943